Related party transactions (Details) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Cost allocation in related party transaction	$ 1.3	$ 7.0	$ 6.6